Acquisitions and disposals - Disclosure of Impact of Acquisitions (Details) - EUR (€) € in Millions			12 Months Ended
	Apr. 01, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Goodwill			€ 20,330	€ 21,609
Total consideration			€ 2,117	811
Proportion of ownership interest in subsidiary			100.00%
Total acquisitions
Disclosure of detailed information about business combination [line items]
Net assets acquired			€ 1,372	487	€ 3,857
Non-controlling interest			(14)	(99)	(27)
Goodwill			759	580	2,507
Total consideration			€ 2,117	€ 968	6,337
Horlicks
Disclosure of detailed information about business combination [line items]
Goodwill					2,090
Total consideration					5,294
Intangible assets					3,345
Deferred tax liabilities recognised as of acquisition date					746
Cash transferred					449
Equity interests of acquirer					€ 4,845
Proportion of ownership interest in subsidiary	61.90%	67.20%